May 10, 2023
FS Chiron Real Asset Fund

THE ADVISORS’ INNER CIRCLE FUND III

FS Chiron Real Asset Fund

(the “Fund”)

Supplement dated May 10, 2023 to:

•	the Fund’s Summary Prospectus, dated May 10, 2023 (the “Summary Prospectus”);
•	the Fund’s Prospectus, dated May 1, 2023, as supplemented (the “Prospectus”); and
•	the Fund’s Statement of Additional Information, dated May 1, 2023, as supplemented (the “SAI”).

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

Important Notice Regarding Change in Investment Policy and Fund Name

I. On or around July 10, 2023, (the “Effective Date”), the name of the Fund will change to “FS Chiron Real Development Fund.” Accordingly, as of the Effective Date, all references to “FS Chiron Real Asset Fund” and “Real Asset Fund” in the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with “FS Chiron Real Development Fund” and “Real Development Fund,” respectively.

II. In connection with the Fund’s name change, the Fund’s policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in (i) real assets (as reasonably defined by FS Fund Advisor, LLC (“FS”) and Chiron Investment Management, LLC (“Chiron”), each a co-investment adviser to the Fund), (ii) securities of companies that derive a significant portion of their profits or revenues from real assets, and (iii) instruments with economic characteristics similar to the foregoing (the “Real Asset 80% Policy”), is rescinded as of the Effective Date.

III. In connection with the Fund’s name change and recission of its Real Asset 80% Policy, FS and Chiron have determined to make certain changes to the Fund’s principal investment strategies. Accordingly, each of the Summary Prospectus and Prospectus is hereby amended and supplemented as of the Effective Date as follows:

1. In the “Principal Investment Strategies” section, the first seven paragraphs and the first sentence of the eighth paragraph are deleted and replaced with the following:

The Fund seeks to achieve its objective by investing in (a) traditional and “next generation” real assets, (b) securities of traditional and next generation real asset companies, and (c) instruments with economic characteristics similar to the foregoing.

Real assets are defined broadly by the Fund. Traditional real assets include goods with physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities, infrastructure, automobiles, consumer durables and staples, health care equipment and facilities, life science tools and products and office and lab space, technology hardware and equipment (including semiconductors), telecommunication networks and towers, data centers, commodities and inflation-indexed securities that can generate returns in inflationary environments. Traditional real asset companies commit significant resources, as determined by FS and Chiron Investment Management, LLC, a co-adviser to the Fund, (“Chiron” and together with FS with respect to the FS Chiron Real Development Fund only, the “Adviser”), to “developing” (which includes operating, extracting, transporting, producing, managing logistics for and manufacturing), maintaining or owning traditional real assets.

“Next generation” real asset companies and assets are generally tied to accelerating adoption of technology by businesses and consumers, an aging population driving changes in health care and consumer trends, a global transition to clean energy and resource scarcity as nations and companies seek to redraw supply chains and strengthen their physical and digital security. These companies are often in sectors and subsectors that fall outside of the traditional definition of real assets discussed above. Next generation real asset companies commit significant resources, as determined by the Adviser, to developing, maintaining or financing next generation real assets and the world’s digital infrastructure and social infrastructure and may include digital assets, such as Bitcoin. The Adviser considers digital infrastructure to be physical and virtual infrastructure based on technologies, including Bitcoin-related investments (defined below), artificial intelligence, cloud computing, digital network infrastructure, network hardware, semi-conductors, semi-conductor capital equipment and data analytics. The Adviser considers social infrastructure to be areas of the economy helping to improve quality of life for individuals across the globe, such as health care, life sciences, access to 5G mobile networks, clean energy, and electric vehicles. Next generation real asset companies also finance traditional real assets companies.

The Fund’s assets will typically be invested in equities, debt, commodities and cash or cash equivalents; the Fund’s goal is to hold a portfolio of securities and other investments that, over time, seek to provide protection against the impact of inflation. In selecting investments, the Adviser seeks investments in markets across the globe that are expected to outperform the overall market during periods of high or rising inflation.

The Fund utilizes a “quantamental” approach, which combines quantitative and fundamental research. The quantitative process identifies opportunities for growth with the fundamental approach identifying changes not captured by the quantitative research, such as regulatory environment and industry dynamics. As markets are not static and go through various stages, the Fund seeks to identify the current stage in each market in which it invests and makes investment decisions accordingly, in order to capitalize on the underlying factors driving that particular market stage. The Fund aims to reduce volatility and risk through diversifying its investment choices across a range of industries.

Companies involved in activities related to real assets may produce cash flows and subsequent valuations that increase when the overall price level in the economy is rising. The Fund may also seek companies whose revenue and earnings are expected to rise if the prices of certain real assets rise during a period of general inflation.

Equity securities in which the Fund may invest include common stock issued by companies of any market capitalization (including initial public offerings (“IPOs”)), American Depositary Receipts (“ADRs”), ETFs and securities of real estate investment trusts (“REITs”).

The Fund will not invest in Bitcoin directly. Instead, the Fund may gain indirect exposure to Bitcoin by investing up to 15% of its total assets in Bitcoin futures contracts or exchange-traded funds (“ETFs”) that provide exposure to Bitcoin. For purposes of this 15% limit, these investments are measured at notional value. The Bitcoin futures in which the Fund may invest are exchange-traded and cash settled. The Fund may make such investments either directly or indirectly through a Subsidiary (as defined below). Bitcoins are a digital commodity that are not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where Bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical presence beyond the record of transactions on the Blockchain. The Fund also may invest in other “Bitcoin-related investments” such as Bitcoin trading platforms, miners, custodians, digital wallet providers, companies that facilitate payments in bitcoin, and companies that provide other technology, equipment or services to companies operating in the bitcoin ecosystem.

Other than with respect to the limitation on investments in Bitcoin futures contracts and ETFs that provide exposure to Bitcoin, there is no limit on the amount of the Fund’s exposures to any one or more specific sectors, and the Fund may at times have significant exposure to a single sector of the economy comprised of real assets (up to 100% of the Fund’s non-cash related exposure). The Fund may invest without limit in investments tied to any one or more foreign countries, including emerging market countries, and investments denominated in foreign currencies. The Fund may invest in A-Shares of companies based in the People’s Republic of China (“PRC”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in the PRC.

The Adviser may allocate a portion of the assets of the Fund among one or more alternative beta providers (“Alternative Beta Providers”) that offer the Fund exposure to the returns of particular investment strategies (“Alternative Beta Strategies”).

2. In the “Principal Investment Strategies” section, the tenth paragraph is deleted.

Please retain this supplement for future reference.

CHI-SK-035-0100